UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Decmeber 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972-931-4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX/USA     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $217,052 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      254     4751 SH       SOLE                     4751
AeroVironment                  COM                             213     5800 SH       SOLE                     5800
American Express               COM              025816109      456    24568 SH       SOLE                    24568
Amgen Inc                      COM                            1370    23730 SH       SOLE                    23730
AT&T                           COM              001957109      491    17224 SH       SOLE                    17224
Bank of New York               COM              064057102      234     8275 SH       SOLE                     8275
Bed Bath & Beyond              COM                            1978    77805 SH       SOLE                    77805
Berkshire Hathaway Class B     COM              084670207    60224    18738 SH       SOLE                    18738
BP plc ADR                     COM              055622104      269     5750 SH       SOLE                     5750
Central Fund of Canada Cl A                     153501101     7910   704970 SH       SOLE                   704970
Chevron                        COM              166764100      227     3071 SH       SOLE                     3071
cisco Systems                  COM              17275R102      274    16806 SH       SOLE                    16806
Coca Cola                      COM              191216100    15037   332155 SH       SOLE                   332155
ConocoPhillips                 COM              20825C104     1984    38300 SH       SOLE                    38300
Diageo PLC ADR                 COM                            4475    78875 SH       SOLE                    78875
Dominion Resources Black       COM              25746Q108     2554   150075 SH       SOLE                   150075
Dover Corporation              COM                             359    10900 SH       SOLE                    10900
Dow Chemical                   COM              260543103     2201   145830 SH       SOLE                   145830
Duke Energy                    COM              264399106      198    13200 SH       SOLE                    13200
E*Trade Group                  COM                              20    17650 SH       SOLE                    17650
Exxon Mobil                    COM              30231G102     6390    80046 SH       SOLE                    80046
First Industrial Realty        COM                             189    24975 SH       SOLE                    24975
Forest Labs                    COM              345838106      300    11775 SH       SOLE                    11775
General Electric               COM              369604103     3767   232503 SH       SOLE                   232503
Guaranty Financial             COM                             129    49300 SH       SOLE                    49300
Hewlett-Packard                COM              428236103      240     6615 SH       SOLE                     6615
Home Depot                     COM              437076102     6644   288613 SH       SOLE                   288613
Honeywell Intl                 COM              438516106     2053    62540 SH       SOLE                    62540
Illinois Tool Works            COM                            2503    71400 SH       SOLE                    71400
Int'l Business Machines        COM              459200101      895    10629 SH       SOLE                    10629
Johnson & Johnson              COM              478160104    14840   248037 SH       SOLE                   248037
Kraft Foods Cl A               COM                            2302    85732 SH       SOLE                    85732
Lilly Eli & Company            COM              532457108     4382   108810 SH       SOLE                   108810
Lowe's Companies               COM              548661107     1864    86640 SH       SOLE                    86640
M&T Bank                       COM                             320     5575 SH       SOLE                     5575
Mattel Inc                     COM                             979    61200 SH       SOLE                    61200
McDermott Int'l                COM              580037109      130    13165 SH       SOLE                    13165
McDonalds Corp                 COM              580135101     1498    24087 SH       SOLE                    24087
Merck & Co                     COM              589331107    19030   625995 SH       SOLE                   625995
Moody's Corporation            COM              615369105     5241   260855 SH       SOLE                   260855
Pepsico                        COM              713448108     1208    22053 SH       SOLE                    22053
Pfizer Incorporated            COM              717081103     2395   135235 SH       SOLE                   135235
Philip Morris Int'l            COM                             202     4641 SH       SOLE                     4641
Procter & Gamble               COM              742718109     3327    53814 SH       SOLE                    53814
Schering CvPfd 6%(CR 7.421-9.0                  806605705     1553     8925 SH       SOLE                     8925
Schering Plough                COM              806605101     4502   264332 SH       SOLE                   264332
Sysco                          COM              871829107      317    13801 SH       SOLE                    13801
Texas Citizens Bank            COM                             154    16200 SH       SOLE                    16200
U S Bancorp                    COM              902973304     9929   397005 SH       SOLE                   397005
USG Corp                       COM              903293405     6801   845934 SH       SOLE                   845934
Wachovia Corp                  COM              929903102       75    13485 SH       SOLE                    13485
Wells Fargo & Co               COM              949746101     9845   333970 SH       SOLE                   333970
Wyeth                          COM              983024100      236     6300 SH       SOLE                     6300
YUM! Brands                    COM              895953107      416    13200 SH       SOLE                    13200
Zimmer Holdings                COM                            1668    41265 SH       SOLE                    41265